FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
Fair values and carrying values of debt instruments
Carrying value	$ 418,209	$ 446,315	$ 747,263
5.0% Euro Notes, due July 2013
Fair values and carrying values of debt instruments
Fair Value		145,491	269,640
Carrying value		157,139	296,145
6.0% Convertible Senior Notes, due June 2014
Fair values and carrying values of debt instruments
Fair Value	115,374	174,397	143,837
Carrying value	28,687	60,270	77,386
10.5% Senior Secured Notes, due April 2019
Fair values and carrying values of debt instruments
Fair Value	420,128	234,850	222,429
Carrying value	384,033	220,085	220,088
Revolving credit facility
Fair values and carrying values of debt instruments
Fair Value			188,883
Carrying value			188,883
Revolving credit facility | MEXX
Fair values and carrying values of debt instruments
Carrying value			$ 45,138